Accounting Policies - Reclassifications in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Gross profit (loss)	$ 904	$ 750	$ 787
Corporate administration, marketing and other expenses	(82)	(76)	(64)
Exploration and evaluation costs	(112)	(98)	(105)
Impairment, derecognition of assets and profit (loss) on disposal	(6)	(7)	(2)
Other expenses (income)	(83)	(79)	(150)
Operating profit (loss)	$ 621	490	466
Previously reported
Significant Accounting Policies [Line Items]
Gross profit (loss)		772	784
Corporate administration, marketing and other expenses		(76)	(64)
Exploration and evaluation costs		(102)	(114)
Other expenses (income)		(97)	(88)
Special items		(170)	(438)
Operating profit (loss)		327	80
Reclassified
Significant Accounting Policies [Line Items]
Gross profit (loss)		772	784
Corporate administration, marketing and other expenses		(76)	(64)
Exploration and evaluation costs		(102)	(114)
Impairment, derecognition of assets and profit (loss) on disposal		(124)	(293)
Other expenses (income)		(143)	(233)
Operating profit (loss)		$ 327	$ 80